Fair Value Measurements (Schedule of fair value, assets and liabilities measured on recurring basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	$ 78,862	$ 30,813
Marketable securities (non-current assets)	182,941	87,115
Fair Value, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	78,862	30,813
Marketable securities (non-current assets)	182,941	87,115
Total Assets	261,803	117,928
Fair Value, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	21,850	1,016
Marketable securities (non-current assets)	6,046	6,911
Total Assets	27,896	7,927
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	57,012	29,797
Marketable securities (non-current assets)	176,895	80,204
Total Assets	233,907	110,001
Fair Value, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	0	0
Marketable securities (non-current assets)	0	0
Total Assets	$ 0	$ 0